Total
NORTHQUEST CAPITAL FUND INC
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek long-term capital appreciation and to secondarily earn dividend income.
FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment.)
Annual Fund Operating Expenses	NORTHQUEST CAPITAL FUND INC
Management Fees	1.00%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.59%
Fee Waiver [and/or Expense Reimbursement]	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver [and/or Expense Reimbursement]	1.59%
[1]	The Advisor has contractually agreed through August 10, 2021 to reimburse the Fund for expenses that exceed 1.79% per year of the average total net assets of the Fund. The Fund will not refund the Advisor for these reimbursements. This total expense may not be terminated prior to the agreement date except by the Board of Directors.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fees and Expenses
Expense Example	One Year	Three Years	Five Years	Ten Years
NORTHQUEST CAPITAL FUND INC | USD ($)	162	502	866	1,889

PORTFOLIO TURNOVER

The Fund pays transactional costs, such as commissions, when it buys and sells securities (or, "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in small, large and mid-capitalization companies whose stock prices are considered by the Fund's advisor to be undervalued. Undervalued stocks are generally those with a low share price when measured against the value of the total company. The Fund uses an evaluation methodology in selecting common stocks. This methodology examines and evaluates a company's share price, its financial condition, management's use of capital, and other local and international influences that could affect a company's performance. A secondary goal of the Fund is to earn dividend income from common stocks. The Fund seeks to invest in companies that have adequate free cash flow to pay a dividend and consistently increase their dividends on an annual basis. The Fund’s portfolio may move to a defensive position by holding a higher amount of cash during periods of economic turmoil.

PRINCIPAL RISKS

The principal risks of investing in the Fund are:

* Market and Regulatory Risk. This is the risk that the Fund's investments will fluctuate with the stock markets and that prices may sharply fall or rise over the short-term or long-term periods. These fluctuations or volatility can be significant at times and the Fund’s investments may lose value regardless of the individual performance of the companies in which the Fund invests. Volatility may occur due to market, economic, political, or social events or conditions such as government regulatory actions, tax law changes, wars, natural disasters, terrorist attacks, or pandemics which are not directly related to the Fund’s investments. Furthermore, some Fund investments may have foreign operations which may be subject to additional risks, including but not limited to currency exchange rates, tariffs, regulations, or other conditions in foreign countries. You may lose money by investing in the Fund.

* Multi-cap Risk. The Fund's investment in small and medium capitalization (“cap”) stocks generally have a higher risk of business failure, lesser liquidity and greater volatility in market price. As a consequence, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks. This may cause the Fund not to meet its investment objective.

* Dividend Income Risk. There is no assurance that dividend income will be earned from the Fund's investments.

* Growth Company Risk. Growth common stock securities may experience severe price swings when not meeting earnings or cash flow expectations; and may be out of favor with investors for a period of time despite favorable earnings reports.

* Focused Portfolio Risk. The Fund is non-diversified which means that the Fund’s portfolio consists of a small number of companies. As a consequence, your investment in the Fund has a risk that a single common stock may have a significant event, negative or positive, on the Fund's portfolio.

* Risk of Investing in a Managed Fund. The Fund may under perform other investments or indices as a result of investment selections recommended by the Fund's investment adviser.

* Cybersecurity Risk. Cyber incidents may occur by accident or intentionally. The Fund or its service providers’ operations may be disrupted by such cyber attacks which could result in financial losses, trading issues, regulatory fines, an inability of shareholders to transact business, and other additional issues and costs. As a result, the Fund and its shareholders could be negatively affected.

* Large Cash Positions. The Fund may hold a higher amount of cash during challenging economic times (such as a banking or financial crisis) which may prevent the Fund from achieving its long-term capital appreciation. A temporary defensive position is inconsistent with the Fund's investment strategies and the Fund's investment objectives.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

BAR CHART AND PERFORMANCE TABLE

The bar chart and table below provide an indication of the risk of investing in the Fund by showing changes year to year (variability of performance). The bar chart shows the Fund performance over a ten-year period. The past performance of the Fund that will be shown will not be an indication of future results.

During the ten-year period shown in the bar chart the highest return for a quarter was 23.21% and the worst return for a quarter was -21.21%. These returns occurred in quarters ending 03/31/20 and 06/30/20, respectively.

Performance Table - Average Annual Total Returns: Periods Ended December 31, 2020

The table shows the Fund's average annual return for the periods of 1 year, 5 years and 10 years and the effect of federal income taxes on these returns and compares those returns with the S&P500 Index with dividends reinvested, a broad measure of market performance. Tax figures for the Fund were calculated using the highest individual federal income tax bracket. Actual after-tax returns may be lower than those shown since they depend on the investor's tax information. State and local taxes were not considered. Please note that this tax information does not apply to tax deferred accounts such as 401K plans and IRA's because such accounts are subject to taxation only upon distribution.

Average Annual Total Returns - NORTHQUEST CAPITAL FUND INC	1 Year	5 Years	10 Years
NORTHQUEST CAPITAL FUND INC	19.70%	16.71%	11.31%
NORTHQUEST CAPITAL FUND INC | After Taxes on Distributions	16.73%	14.71%	10.25%
NORTHQUEST CAPITAL FUND INC | After Taxes on Distributions and Sales	13.75%	13.07%	9.15%
S&P 500 Index with dividends reinvested (Return before fees, expenses or taxes)	18.40%	15.20%	13.87%